Realignment Costs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Realignment Costs Rollforward

Accruals and other current liabilities in the consolidated balance sheets included amounts related to the realignment activities as follows:

	2020 Program	Prior Program	Total
Balance, December 31, 2019	$—	$491	$491
Realignment costs	10,020	(8)	10,012
Payments	(379)	(360)	(739)
Adjustments (1)	(71)	—	(71)
Balance, September 30, 2020	$9,570	$123	$9,693
(1)	Adjustments includes foreign currency translation.

	Year Ended December 31,
	2018	2019
Balance, beginning of year	$1,458	$6,437
Realignment costs	6,778	(584)
Payments	(1,640)	(5,326)
Adjustments(1)	(159)	(36)
Balance, end of year	$6,437	$491
(1)	Adjustments includes foreign currency translation.

Schedule of Realignment Costs by Expense Classification

	Nine	Nine
	Months Ended	Months Ended
	September 30, 2019	September 30, 2020
Cost of revenues:
Cost of subscriptions and licenses	$(51)	$50
Cost of services	(185)	1,548
Total cost of revenues	(236)	1,598
Operating expenses:
Research and development	(79)	910
Selling and marketing	(263)	5,183
General and administrative	86	2,321
Total operating expenses	(256)	8,414
Total realignment costs	$(492)	$10,012

	Year Ended December 31,
	2018	2019
Cost of revenues:
Cost of subscriptions and licenses	$256	$(51)
Cost of services	845	(185)
Total cost of revenues	1,101	(236)
Operating expenses:
Research and development	3,380	(171)
Selling and marketing	2,252	(263)
General and administrative	45	86
Total operating expenses	5,677	(348)
Total realignment costs	$6,778	$(584)